UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                      Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:        June 30, 2011
                                                      -------------

Check here if Amendment [ X ];     Amendment Number:       1
                                                       ---------
     This Amendment (Check only one.):  [ X ]   is a restatement.
                                        [   ]   adds new holdings entries.

This filing is being amended to reflect the following formatting changes: decimal places removed from the
Dollar Value Total Column, Share amounts are no longer expressed as a multiple of 1000 and a Put/Call column has been added.


Institutional Investment Manager Filing this Report:

Name:         Greenwich Wealth Management, LLC
Address:      45 East Putnam Avenue Suite 109
              Greenwich, CT 06830

Form 13F File Number:  28-13145
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:                  Michael Freeburg
Title:                 Principal
Phone:                 (203) 618-0100

Signature, Place, and Date of Signing:

/s/ Michael Freeburg                      Greenwich, CT        November 14, 2012
--------------------                      -------------        -------------
   [Signature]                            [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE                     Form 13F SUMMARY PAGE




Report Summary:

Number of Other Included Managers:             0
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Form 13F Information Table Entry Total:       116
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Form 13F Information Table Value Total:      764,432
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                                          (thousands)








List of Other Included Managers:

{None}

                                                         VALUE  SHARES/ SH/ PUT/INVSTM  OTVOTING AUTHORITY
    NAME OF ISSUER       TITLE OF CLASS      CUSIP    (x$1000)  PRN AMT PRN CALLDSCRET MAN   SOLE   SHANONE
ALCOA INC              COM                013817101      2,379    150000 SH N/A  SOLE N/A    150,000 0  0
AMERICA MOVIL SAB DE CVSPON ADR L SHS     02364W105     13,470    250000 SH N/A  SOLE N/A    250,000 0  0
AMERICAN TOWER CORP    CL A               029912201      1,396     26672 SH N/A  SOLE N/A     26,672 0  0
AMPHENOL CORP NEW      CL A               032095101      1,004     18602 SH N/A  SOLE N/A     18,602 0  0
APPLIED MATLS INC      COM                038222105      4,470    343600 SH N/A  SOLE N/A    343,600 0  0
BANK OF AMERICA CORPORACOM                060505104      1,978    180450 SH N/A  SOLE N/A    180,450 0  0
BLACKSTONE GROUP L P   COM UNIT LTD       09253U108      5,797    350042 SH N/A  SOLE N/A    350,042 0  0
BOSTON SCIENTIFIC CORP COM                101137107         73     10600 SH N/A  SOLE N/A     10,600 0  0
BP PLC                 SPONSORED ADR      055622104      6,657    150316 SH N/A  SOLE N/A    150,316 0  0
CAPSTONE TURBINE CORP  COM                14067D102         15     10000 SH N/A  SOLE N/A     10,000 0  0
CENOVUS ENERGY INC     COM                15135U109     11,298    300000 SH N/A  SOLE N/A    300,000 0  0
CHESAPEAKE ENERGY CORP COM                165167107      4,459    150200 SH N/A  SOLE N/A    150,200 0  0
CIGNA CORP             COM                125509109     10,286    200000 SH N/A  SOLE N/A    200,000 0  0
CISCO SYS INC          COM                17275R102      9,987    639755 SH N/A  SOLE N/A    639,755 0  0
CORINTHIAN COLLEGES INCCOM                218868907         67     15700 SH N/A  SOLE N/A     15,700 0  0
COVENTRY HEALTH CARE INCOM                222862104      8,206    225000 SH N/A  SOLE N/A    225,000 0  0
DEVON ENERGY CORP      COM                25179M103      4,729     60000 SH N/A  SOLE N/A     60,000 0  0
DIAMOND OFFSHORE DRILLICOM                25271C102     16,222    230400 SH N/A  SOLE N/A    230,400 0  0
DOW CHEM CO            COM                260543103      5,407    150200 SH N/A  SOLE N/A    150,200 0  0
DRYSHIPS INC           SHS                Y2109Q101         82     19600 SH N/A  SOLE N/A     19,600 0  0
DU PONT E I DE NEMOURS COM                263534109      8,129    150400 SH N/A  SOLE N/A    150,400 0  0
EBAY INC               COM                278642103      5,988    185550 SH N/A  SOLE N/A    185,550 0  0
ENCANA CORP            COM                292505104      9,237    300000 SH N/A  SOLE N/A    300,000 0  0
ENDO PHARMACEUTICALS HLCOM                29264F205     12,071    300500 SH N/A  SOLE N/A    300,500 0  0
ENSCO INTL INC         COM                26874Q100     10,811    202835 SH N/A  SOLE N/A    202,835 0  0
EXCO RESOURCES INC     COM                269279402      4,766    270000 SH N/A  SOLE N/A    270,000 0  0
FIBERTOWER CORP        COM                31567R100         16     13250 SH N/A  SOLE N/A     13,250 0  0
FIRST SOLAR INC        COM                336433107      1,106      8365 SH N/A  SOLE N/A      8,365 0  0
FLEXTRONICS INTL LTD   ORD                Y2573F102      6,420   1000000 SH N/A  SOLE N/A  1,000,000 0  0
FORD MTR CO DEL        COM PAR $0.01      345370860        343     24900 SH N/A  SOLE N/A     24,900 0  0
FRANKLIN RES INC       COM                354613101     19,694    150000 SH N/A  SOLE N/A    150,000 0  0
FREEPORT-MCMORAN COPPERCOM                35671D857     52,918   1000340 SH N/A  SOLE N/A  1,000,340 0  0
FRONTIER COMMUNICATIONSCOM                35906A108        592     73412 SH N/A  SOLE N/A     73,412 0  0
GFI GROUP INC          COM                361652209      1,080    235300 SH N/A  SOLE N/A    235,300 0  0
GILEAD SCIENCES INC    COM                375558103        752     18168 SH N/A  SOLE N/A     18,168 0  0
GLAXOSMITHKLINE PLC    SPONSORED ADR      37733W105      5,431    126600 SH N/A  SOLE N/A    126,600 0  0
GOLDMAN SACHS GROUP INCCOM                38141G104        333      2505 SH N/A  SOLE N/A      2,505 0  0
GOOGLE INC             CL A               38259P508      2,622      5177 SH N/A  SOLE N/A      5,177 0  0
GROUP 1 AUTOMOTIVE INC COM                398905109     18,860    458000 SH N/A  SOLE N/A    458,000 0  0
HEALTH NET INC         COM                42222G108      6,418    200000 SH N/A  SOLE N/A    200,000 0  0
HEWLETT PACKARD CO     COM                428236103     11,815    324590 SH N/A  SOLE N/A    324,590 0  0
HOME DEPOT INC         COM                437076102     10,962    302660 SH N/A  SOLE N/A    302,660 0  0
HOVNANIAN ENTERPRISES ICL A               442487203         74     30500 SH N/A  SOLE N/A     30,500 0  0
HSN INC                COM                404303109        777     23600 SH N/A  SOLE N/A     23,600 0  0
HUMANA INC             COM                444859102     24,162    300000 SH N/A  SOLE N/A    300,000 0  0
IAC INTERACTIVECORP    COM NEW            44919P300      2,252     59000 SH N/A  SOLE N/A     59,000 0  0
ILLINOIS TOOL WKS INC  COM                452308109        243      4300 SH N/A  SOLE N/A      4,300 0  0
INGERSOLL-RAND COMPANY CL A               G4776G101     13,623    300000 SH N/A  SOLE N/A    300,000 0  0
INTEL CORP             COM                458140100      9,303    419800 SH N/A  SOLE N/A    419,800 0  0
INTERACTIVE BROKERS GROCOM                45841N107      1,181     75481 SH N/A  SOLE N/A     75,481 0  0
INTERNATIONAL BUSINESS COM                459200101     12,111     70600 SH N/A  SOLE N/A     70,600 0  0
INTERVAL LEISURE GROUP COM                46113M108        323     23600 SH N/A  SOLE N/A     23,600 0  0
INVESTMENT TECHNOLOGY GCOM                46145F105      3,569    254600 SH N/A  SOLE N/A    254,600 0  0
iShares S&P U.S. PreferUS PFD STK IDX     464288687        260      6550 SH N/A  SOLE N/A      6,550 0  0
ISHARES TR             MSCI EMERG MKT     464287234        313      6582 SH N/A  SOLE N/A      6,582 0  0
ISHARES TR             MSCI EAFE IDX      464287465        334      5550 SH N/A  SOLE N/A      5,550 0  0
ISHARES TR             RUSSELL1000GRW     464287614        310      5092 SH N/A  SOLE N/A      5,092 0  0
ISHARES TR             RUS200 IDX ETF     464289446        424      5118 SH N/A  SOLE N/A      5,118 0  0
ISHARES TR INDEX       BARCLYS TIPS BD    464287176        524      4735 SH N/A  SOLE N/A      4,735 0  0
JABIL CIRCUIT INC      COM                466313103     10,302    510000 SH N/A  SOLE N/A    510,000 0  0
JDS UNIPHASE CORP      COM PAR $0.001     46612J507      2,499    150000 SH N/A  SOLE N/A    150,000 0  0
JOHNSON & JOHNSON      COM                478160104        283      4260 SH N/A  SOLE N/A      4,260 0  0
JP MORGAN CHASE & CO   COM                46625H100        898     21946 SH N/A  SOLE N/A     21,946 0  0
KNIGHT CAPITAL GROUP INCL A               499005106      9,698    880000 SH N/A  SOLE N/A    880,000 0  0
LEGG MASON INC         COM                524901105     14,742    450000 SH N/A  SOLE N/A    450,000 0  0
LIVE NATION ENTERTAINMECOM                538034109        399     34794 SH N/A  SOLE N/A     34,794 0  0
MANITOWOC INC          COM                563571908      2,526    150000 SH N/A  SOLE N/A    150,000 0  0
MARATHON OIL CORP      COM                565849106     10,536    200000 SH N/A  SOLE N/A    200,000 0  0
MEDICIS PHARMACEUTICAL CL A NEW           584690309     11,451    300000 SH N/A  SOLE N/A    300,000 0  0
MEMC ELECTR MATLS INC  COM                552715104      4,265    500000 SH N/A  SOLE N/A    500,000 0  0
MERCK & CO INC         COM                589331107     18,745    531170 SH N/A  SOLE N/A    531,170 0  0
MICROSOFT CORP         COM                594918104     15,781    606977 SH N/A  SOLE N/A    606,977 0  0
MONSANTO CO NEW        COM                61166W101        919     12667 SH N/A  SOLE N/A     12,667 0  0
MORGAN STANLEY         COM NEW            617446448      2,589    112500 SH N/A  SOLE N/A    112,500 0  0
NASDAQ OMX GROUP INC   COM                631103108      6,325    250000 SH N/A  SOLE N/A    250,000 0  0
NATIONAL OILWELL VARCO COM                637071101     21,678    277174 SH N/A  SOLE N/A    277,174 0  0
NEOPROBE  CORP         COM                640518106         78     23500 SH N/A  SOLE N/A     23,500 0  0
NOBLE CORPORATION      SHS                G65422100     13,794    350000 SH N/A  SOLE N/A    350,000 0  0
NVIDIA CORP            COM                67066G104      4,781    300000 SH N/A  SOLE N/A    300,000 0  0
NYSE EURONEXT          COM                629491101      5,538    161600 SH N/A  SOLE N/A    161,600 0  0
OCH ZIFF CAP MGMT GROUPCL A               67551U105      2,094    151000 SH N/A  SOLE N/A    151,000 0  0
ORACLE CORP            COM                68389X105      7,833    238000 SH N/A  SOLE N/A    238,000 0  0
OSHKOSH CORP           COM                688239201      6,775    234100 SH N/A  SOLE N/A    234,100 0  0
PARKER HANNIFIN CORP   COM                701094104     17,948    200000 SH N/A  SOLE N/A    200,000 0  0
PFIZER INC             COM                717081103      8,195    397838 SH N/A  SOLE N/A    397,838 0  0
PLUM CREEK TIMBER CO INCOM                729251108     45,356   1118800 SH N/A  SOLE N/A  1,118,800 0  0
POWERSHARES QQQ TRUST  UNIT SER 1         73935A104        579     10147 SH N/A  SOLE N/A     10,147 0  0
PROSHARES TR           PSHS ULTSH 20YRS   74347R297        222      6435 SH N/A  SOLE N/A      6,435 0  0
PROSHARES TR           ULTSHT RUS2000     74347R834        238      5702 SH N/A  SOLE N/A      5,702 0  0
QUALCOMM INC           COM                747525103      1,530     26937 SH N/A  SOLE N/A     26,937 0  0
QUANTA SVCS INC        COM                74762E102      1,081     53497 SH N/A  SOLE N/A     53,497 0  0
RAYTHEON CO            COM                755111507        229      4600 SH N/A  SOLE N/A      4,600 0  0
RESEARCH IN MOTION LTD COM                760975102      9,692    335943 SH N/A  SOLE N/A    335,943 0  0
ROSS STORES INC        COM                778296103        264      3300 SH N/A  SOLE N/A      3,300 0  0
ROWAN COS INC          COM                779382100     15,136    390000 SH N/A  SOLE N/A    390,000 0  0
SCHWAB CHARLES CORP NEWCOM                808513105     11,139    677169 SH N/A  SOLE N/A    677,169 0  0
SKYWORKS SOLUTIONS INC COM                83088M102      4,596    200000 SH N/A  SOLE N/A    200,000 0  0
SPDR DOW JONES INDL AVRUT SER 1           78467X109        650      5248 SH N/A  SOLE N/A      5,248 0  0
SPDR TR                UNIT SER 1         78462F103        694      5260 SH N/A  SOLE N/A      5,260 0  0
SUPERVALU INC          COM                868536103        145     15450 SH N/A  SOLE N/A     15,450 0  0
TASER INTL INC         COM                87651B104        833    183000 SH N/A  SOLE N/A    183,000 0  0
TEREX CORP NEW         COM                880779103      5,690    200000 SH N/A  SOLE N/A    200,000 0  0
TESORO CORP            COM                881609101      9,356    408400 SH N/A  SOLE N/A    408,400 0  0
TOTAL S A              SPONSORED ADR      89151E109      8,688    150200 SH N/A  SOLE N/A    150,200 0  0
TRANSATLANTIC PETROLEUMSHS                G89982105         43     25500 SH N/A  SOLE N/A     25,500 0  0
TRANSOCEAN INC NEW     SHS                G90073100     15,814    244948 SH N/A  SOLE N/A    244,948 0  0
TYCO INTL LTD BERMUDA  SHS                G9143X208      9,886    200000 SH N/A  SOLE N/A    200,000 0  0
UBS AG                 SHS NEW            H89231338      3,835    210000 SH N/A  SOLE N/A    210,000 0  0
UNITED STATES NATL GAS UNIT               912318102        260     23600 SH N/A  SOLE N/A     23,600 0  0
UNITEDHEALTH GROUP INC COM                91324P102     13,194    255800 SH N/A  SOLE N/A    255,800 0  0
VALERO ENERGY CORP NEW COM                91913Y100     14,066    550100 SH N/A  SOLE N/A    550,100 0  0
Vanguard Short-Term BonSHORT TRM BOND     921937827        389      4800 SH N/A  SOLE N/A      4,800 0  0
VANGUARD WORLD FDS     UTILITIES ETF      92204A876        241      3350 SH N/A  SOLE N/A      3,350 0  0
VERIZON COMMUNICATIONS COM                92343V104     11,184    300400 SH N/A  SOLE N/A    300,400 0  0
WESTERN DIGITAL CORP   COM                958102105      9,095    250000 SH N/A  SOLE N/A    250,000 0  0
YAHOO INC              COM                984332106      1,504    100000 SH N/A  SOLE N/A    100,000 0  0